Cover	Jan. 27, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2020
Entity File Number	0-11487
Entity Registrant Name	LAKELAND FINANCIAL CORPORATION
Entity Central Index Key	0000721994
Entity Tax Identification Number	35-1559596
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	202 East Center Street
Entity Address, City or Town	Warsaw
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46580
City Area Code	574
Local Phone Number	267-6144
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	LKFN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false